Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The Company recorded stock-based compensation expense and related income tax effects for the years ended December 31, as follows:

(In millions)	2023	2022	2021
Stock-based compensation expense	$11.4	$8.9	$5.5

Tax benefit recorded in consolidated statements of income	$2.9	$4.6	$1.9

Schedule of Nonvested Restricted Stock Unit Activity
A summary of the nonvested restricted stock units as of December 31, 2023 and changes during the year is presented below:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2022	413,736	$84.91
Granted	195,051	$109.28
Vested	(52,616)	$114.70
Forfeited	(65,918)	$118.22

Nonvested at December 31, 2023	490,253	$82.17

Summary of Restricted Stock Activity
The following summarizes values for restricted stock activity in each of the years in the three year period ended December 31:

	2023	2022	2021
Weighted-average grant-date fair value of restricted stock units granted	$109.28	$107.53	$142.32
Fair value of restricted stock vested (in millions)	$5.6	$14.5	$7.9